SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Net income	$ 1,853	$ 5,105
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	2,679	2,902
Fair value changes	2,520	1,396
Depreciation and amortization	9,737	9,075
Deferred income taxes	341	897
Realized disposition gains in fair value changes or equity	1,223	634
Less: NCI on above items	(11,567)	(12,550)
Less: Real Estate segment disposition gains	98	(256)
Add: Real Estate segment adjustment and other, net	3,898	4,440
Total segment measures of profit and loss	$ 10,100	$ 9,849